Consolidated Balance Sheets - Titan Trucking LLC [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 26,650	$ 33,579
Accounts receivable, net	517,583	413,723
Subscriptions receivable	200,000
Other receivables	1,241	426,016
Prepaid expenses and other current assets	128,689	88,314
Total Current Assets	874,163	961,632
Property and equipment, net	5,643,941	3,160,179
Intangible assets, net	687,500
Other assets	8,251	8,251
Operating lease right-of-use asset, net	194,112	276,370
Total Non-current Assets	6,533,804	3,444,800
TOTAL ASSETS	7,407,967	4,406,432
Current Liabilities:
Accounts payable and accrued expenses	736,658	373,647
Accrued payroll and related taxes	50,983	33,039
Notes payable, net	1,118,605	4,905,070
Operating lease liability	95,243	85,303
Total Current Liabilities	1,981,042	5,397,059
Long-term notes, net of deferred financing costs	2,785,531	837,219
Operating lease liability, net of current portion	115,290	210,533
Total Non-current Liabilities	2,900,821	1,047,752
Total Liabilities	4,881,863	6,444,811
MEMBERS’ EQUITY (DEFICIENCY)
Members’ equity (deficiency)	2,526,104	(2,038,379)
Total Members’ Equity (Deficiency)	2,526,104	(2,038,379)
TOTAL LIABILITIES AND MEMBERS’ EQUITY (DEFICIENCY)	7,407,967	4,406,432
Nonrelated Party [Member]
Current Liabilities:
Notes payable, net	1,098,158	1,244,206
Related Party [Member]
Current Liabilities:
Notes payable, net		$ 3,660,864